UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017

13F File Number: 28-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Boye
Title:  Compliance Officer
Phone:  (212) 389-8704

Signature, Place and Date of Signing:


/s/ Gregory Boye               New York, New York             May 13, 2005
-----------------------     -------------------------    ----------------------
   [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:       143

Form 13F Information Table Value Total: $ 942,968
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number             Name

1             28-10748                         Oppenheimer Asset Management Inc.
----          -------------------              --------------------------------

                                                     FORM 13F INFORMATION TABLE
                              TITLE                         VALUE   SHRS OR   SH/ PUT/  INVSMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000) PRN AMT   PRN CALL  DSCRTN   MGRS   SOLE        SHARED    NONE
--------------                --------          -----      -------- -------  ---  ----  ------   ----   ----        ------    ----
ACTIVISION  COM NEW           COM               004930202    2,920    197,309 SH        SOLE              197,309
ACTIVISION  COM NEW           COM               004930202   14,520    981,076 SH        SHARED   1                    981,076
AKAMAI TECHNOLOGIES INC       NOTE 1.000% 12/1  00971TAE1    1,090  1,000,000 PRN       SOLE            1,000,000           0
ALLOY INC                     COM               019855105      171     29,010 SH        SOLE               29,010
ALLOY INC                     COM               019855105      955    162,480 SH        SHARED   1                    162,480
ANALOG DEVICES INC            COM               032654105    2,147     59,400 SH        SOLE               59,400
ANALOG DEVICES INC            COM               032654105   12,071    334,000 SH        SHARED   1                    334,000
ANDREW CORP                   COM               034425108      994     84,880 SH        SOLE               84,880
ANDREW CORP                   COM               034425108    4,867    415,585 SH        SHARED   1                    415,585
ANGIOTECH PHARMACEUTICALS     COM               034918102      937     61,058 SH        SOLE               61,058
ANGIOTECH PHARMACEUTICALS     COM               034918102    5,282    344,112 SH        SHARED   1                    344,112
ARM HLDGS PLC                 SPONS ADR         042068106    4,478    746,330 SH        SOLE              746,330
ARM HLDGS PLC                 SPONS ADR         042068106   22,572  3,761,940 SH        SHARED   1                  3,761,940
ASML HOLDING NV               NY SAS            N07059111    2,363    140,900 SH        SOLE              140,900
ASML HOLDING NV               NY SAS            N07059111   13,292    792,600 SH        SHARED   1                    792,600
ATI TECHNOLOGIES INC          COM               001941103    3,312    191,550 SH        SOLE              191,550
ATI TECHNOLOGIES INC          COM               001941103   18,554  1,073,091 SH        SHARED   1                  1,073,091
BROADCOM CORP                 CLA               111320107    3,928    131,279 SH        SOLE              131,279
BROADCOM CORP                 CLA               111320107   22,165    740,799 SH        SHARED   1                    740,799
CADENCE DESIGN SYSTEM INC     NOTE 8/1          127387AB4    1,817  1,730,000 PRN       SOLE            1,730,000           0
CARNIVAL CORP                 DBCV 2.000% 4/1   143658AN2    1,664  1,230,000 PRN       SOLE            1,230,000           0
CEPHALON INC                  NOTE 6/1          156708AK5    1,122  1,200,000 PRN       SOLE            1,200,000           0
CHINA MOBILE
   HONG KONG LTD              SPONS ADR         16941M109      244     14,850 SH        SOLE               14,850
CHINA MOBILE
   HONG KONG LTD              SPONS ADR         16941M109    1,370     83,500 SH        SHARED   1                     83,500
CHINA NETCOM GROUP
   CORP HK LTD                SPONS ADR         16940Q101    1,970     70,374 SH        SOLE               70,374
CHINA NETCOM
   GROUP CORP HK LTD          SPONS ADR         16940Q101    9,955    355,660 SH        SHARED   1                    355,660
COMMSCOPE INC                 SDCV 1.000% 3/1   203372AD9      929  1,000,000 PRN       SOLE            1,000,000           0
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402    1,799     71,340 SH        SOLE               71,340
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402   10,208    404,740 SH        SHARED   1                    404,740
CORNING INC                   COM               219350105    1,060     95,280 SH        SOLE               95,280
CORNING INC                   COM               219350105    6,033    542,040 SH        SHARED   1                    542,040
CTRIP.COM INTL  LTD           ADR               22943F100    1,282     33,870 SH        SOLE               33,870
CTRIP.COM INTL  LTD           ADR               22943F100    7,254    191,663 SH        SHARED   1                    191,663
DIANA SHIPPING INC            COM               Y2066G104      364     22,010 SH        SOLE               22,010
DIANA SHIPPING INC            COM               Y2066G104    2,043    123,495 SH        SHARED   1                    123,495
DOLBY LABORATORIES INC        COM               25659T107    3,744    159,330 SH        SOLE              159,330
DOLBY LABORATORIES INC        COM               25659T107   18,860    802,555 SH        SHARED   1                    802,555
DREAMWORKS ANIMATION
   SKG INC                    CLA               26153C103    4,047     99,404 SH        SOLE               99,404
DREAMWORKS ANIMATION
   SKG INC                    CLA               26153C103   20,365    500,245 SH        SHARED   1                    500,245
FLEXTRONICS INTL LTD          ORD               Y2573F102        0        651 SH  CALL  SOLE                  651
FLEXTRONICS INTL LTD          ORD               Y2573F102        0      3,240 SH  CALL  SHARED   1                      3,240
FORMFACTOR INC                COM               346375108    2,403    106,132 SH        SOLE              106,132
FORMFACTOR INC                COM               346375108   12,066    532,956 SH        SHARED   1                    532,956
GENZYME CORP                  NOTE 1.250% 12/0  372917AN4    1,251  1,230,000 PRN       SOLE            1,230,000           0
GENZYME CORP                  COM               372917104    1,687     29,480 SH        SOLE               29,480
GENZYME CORP                  COM               372917104    9,448    165,060 SH        SHARED   1                    165,060
GOOGLE INC                    CLA               38259P508    5,355     29,666 SH        SOLE               29,666
GOOGLE INC                    CLA               38259P508   30,270    167,689 SH        SHARED   1                    167,689
HOUSEVALUES INC               COM               44183Y102      437     34,764 SH        SOLE               34,764
HOUSEVALUES INC               COM               44183Y102    2,213    175,900 SH        SHARED   1                    175,900
INPHONIC INC                  COM               45772G105      507     22,299 SH        SOLE               22,299
INPHONIC INC                  COM               45772G105    2,870    126,335 SH        SHARED   1                    126,335
INTL SPEEDWAY CORP            CLA               460335201    1,365     25,160 SH        SOLE               25,160
INTL SPEEDWAY CORP            CLA               460335201    6,543    120,610 SH        SHARED   1                    120,610
INVITROGEN CORP               NOTE 1.500% 2/1   46185RAK6    1,164  1,300,000 PRN       SOLE            1,300,000           0
IPAYMENT INC                  COM               46262E105    1,223     28,990 SH        SOLE               28,990
IPAYMENT INC                  COM               46262E105    6,917    163,900 SH        SHARED   1                    163,900
JABIL CIRCUIT INC             COM               466313103    2,647     92,810 SH        SOLE               92,810
JABIL CIRCUIT INC             COM               466313103   14,884    521,880 SH        SHARED   1                    521,880
KLA-TENCOR CORP               COM               482480100    2,443     53,093 SH        SOLE               53,093
KLA-TENCOR CORP               COM               482480100   13,711    298,007 SH        SHARED   1                    298,007
LINCARE HOLDINGS INC          DBCV 3.000% 6/1   532791AB6    1,371  1,300,000 PRN       SOLE            1,300,000           0
LINEAR TECHNOLOGY CORP        COM               535678106    4,061    106,000 SH        SOLE              106,000
LINEAR TECHNOLOGY CORP        COM               535678106   22,934    598,650 SH        SHARED   1                    598,650
LSI LOGIC CORP                COM               502161102      956    171,070 SH        SOLE              171,070
LSI LOGIC CORP                COM               502161102    4,783    855,650 SH        SHARED   1                    855,650
MACROMEDIA INC                COM               556100105    1,475     44,040 SH        SOLE               44,040
MACROMEDIA INC                COM               556100105    8,302    247,810 SH        SHARED   1                    247,810
MAGMA DESIGN AUTOMATION       COM               559181102      637     53,640 SH        SOLE               53,640
MAGMA DESIGN AUTOMATION       COM               559181102    3,158    266,050 SH        SHARED   1                    266,050
MARKETAXESS HLDGS INC         COM               57060D108      598     53,563 SH        SOLE               53,563
MARKETAXESS HLDGS INC         COM               57060D108    3,389    303,408 SH        SHARED   1                    303,408
MARVELL TECHNOLOGY
   GROUP LTD                  ORD               G5876H105    8,162    212,884 PRN       SOLE              212,884
MARVELL TECHNOLOGY
   GROUP LTD                  ORD               G5876H105   45,765  1,193,657 PRN       SHARED   1                  1,193,657
MEDICIS PHARMACEUTICAL        NOTE 1.500% 6/0   584690AB7    1,186  1,230,000 PRN       SOLE            1,230,000           0
MERCURY INTERACTIVE CORP      COM               589405109    3,785     79,890 SH        SOLE               79,890
MERCURY INTERACTIVE CORP      COM               589405109   21,217    447,800 SH        SHARED   1                    447,800
MERCURY INTERACTIVE CORP      NOTE 5/0          589405AD1    1,836  1,750,000 PRN       SOLE            1,750,000           0
MONOLITHIC POWER SYS INC      COM               609839105    1,020    115,548 SH        SOLE              115,548
MONOLITHIC POWER SYS INC      COM               609839105    5,156    583,884 SH        SHARED   1                    583,884
MOTOROLA INC                  COM               620076109      976     65,170 SH        SOLE               65,170
MOTOROLA INC                  COM               620076109    5,505    367,720 SH        SHARED   1                    367,720
NATIONAL
   SEMICONDUCTOR CORP         COM               637640103    2,526    122,580 SH        SOLE              122,580
NATIONAL
   SEMICONDUCTOR CORP         COM               637640103   14,232    690,550 SH        SHARED   1                    690,550
NETEASE.COM INC               SPONS ADR         64110W102    3,227     66,930 SH        SOLE               66,930
NETEASE.COM INC               SPONS ADR         64110W102   18,100    375,440 SH        SHARED   1                    375,440
NORTEL NETWORKS CORP          COM               656568102    1,014    371,270 SH        SOLE              371,270
NORTEL NETWORKS CORP          COM               656568102    5,699  2,087,500 SH        SHARED   1                  2,087,500
NOVELLUS SYSTEMS INC          COM               670008101      886     33,150 SH        SOLE               33,150
NOVELLUS SYSTEMS INC          COM               670008101    4,965    185,750 SH        SHARED   1                    185,750
NRG ENERGY INC                COM NEW           629377508    1,014     29,700 PRN       SOLE               29,700
NRG ENERGY INC                COM NEW           629377508    5,703    167,000 PRN       SHARED   1                    167,000
NVIDIA CORP                   COM               67066G104    2,566    108,000 SH        SOLE              108,000
NVIDIA CORP                   COM               67066G104   13,025    548,200 SH        SHARED   1                    548,200
OPENWAVE SYSTEMS INC          COM NEW           683718308      798     65,480 SH        SOLE               65,480
OPENWAVE SYSTEMS INC          COM NEW           683718308    4,524    371,151 SH        SHARED   1                    371,151
OWENS ILL INC                 COM NEW           690768403    4,000    159,090 SH        SOLE              159,090
OWENS ILL INC                 COM NEW           690768403   22,357    889,290 SH        SHARED   1                    889,290
PORTALPLAYER INC              COM               736187204    1,248     54,680 SH        SOLE               54,680
PORTALPLAYER INC              COM               736187204    7,033    308,070 SH        SHARED   1                    308,070
QUALCOMM INC                  COM               747525103    3,339     91,160 SH        SOLE               91,160
QUALCOMM INC                  COM               747525103   18,919    516,480 SH        SHARED   1                    516,480
QUEST DIAGNOSTICS INC         COM               74834L100    2,361     22,460 SH        SOLE               22,460
QUEST DIAGNOSTICS INC         COM               74834L100   13,280    126,320 SH        SHARED   1                    126,320
SALESFORCE COM INC            COM               79466L302      705     47,060 SH        SOLE               47,060
SALESFORCE COM INC            COM               79466L302    3,954    263,770 SH        SHARED   1                    263,770
SANDISK CORP                  COM               80004C101    6,494    233,590 SH        SOLE              233,590
SANDISK CORP                  COM               80004C101   36,567  1,315,350 SH        SHARED   1                  1,315,350
SCIENTIFIC GAMES CORP         CLA               80874P109    2,533    110,851 SH        SOLE              110,851
SCIENTIFIC GAMES CORP         CLA               80874P109   14,232    622,825 SH        SHARED   1                    622,825
SEAGATE TECHNOLOGY            SHS               G7945J104    2,116    108,240 SH        SOLE              108,240
SEAGATE TECHNOLOGY            SHS               G7945J104   11,846    605,921 SH        SHARED   1                    605,921
SEARS HLDG CORP               COM               812350106    3,775     28,344 SH        SOLE                28344
SEARS HLDG CORP               COM               812350106   24,720    185,627 SH        SHARED   1                    185,627
SIGMATEL INC                  COM               82661W107        1        351 SH  CALL  SOLE                  351
SIGMATEL INC                  COM               82661W107        3      1,973 SH  CALL  SHARED   1                      1,973
SILICON LABORATORIES INC      COM               826919102    1,287     43,330 SH        SOLE               43,330
SILICON LABORATORIES INC      COM               826919102    7,250    244,040 SH        SHARED   1                    244,040
SOHU COM INC                  COM               83408W103      541     30,790 SH        SOLE               30,790
SOHU COM INC                  COM               83408W103    3,058    173,920 SH        SHARED   1                    173,920
SYMBOL TECHNOLOGIES INC       COM               871508107      905     62,437 SH        SOLE               62,437
SYMBOL TECHNOLOGIES INC       COM               871508107    5,076    350,292 SH        SHARED   1                    350,292
TAKE-TWO INTERACTIVE
   SOFTWRE                    COM               874054109    3,330     85,160 SH        SOLE               85,160
TAKE-TWO INTERACTIVE
   SOFTWRE                    COM               874054109   16,640    425,580 SH        SHARED   1                    425,580
TENET HEALTHCARE CORP         COM               88033G100        1        745 SH  CALL  SOLE                  745
TENET HEALTHCARE CORP         COM               88033G100        6      4,170 SH  CALL  SHARED   1                      4,170
TESSERA TECHNOLOGIES INC      COM               88164L100    5,656    130,824 SH        SOLE              130,824
TESSERA TECHNOLOGIES INC      COM               88164L100   28,416    657,328 SH        SHARED   1                    657,328
TEXAS INSTRS INC              COM               882508104    2,536     99,500 SH        SOLE               99,500
TEXAS INSTRS INC              COM               882508104   12,739    499,780 SH        SHARED   1                    499,780
T-HQ INC                      COM               872443403    3,374    119,912 SH        SOLE              119,912
T-HQ INC                      COM               872443403   16,884    599,995 SH        SHARED   1                    599,995
TRANSACT TECH INC             COM               892918103      145     14,510 SH        SOLE               14,510
TRANSACT TECH INC             COM               892918103      811     81,000 SH        SHARED   1                     81,000
VERISIGN INC                  COM               92343E102    3,804    132,560 SH        SOLE              132,560
VERISIGN INC                  COM               92343E102   21,493    748,870 SH        SHARED   1                    748,870
WATSON
   PHARMACEUTICALS INC        DBCV 1.750% 3/1   942683AC7      950  1,000,000 PRN       SOLE            1,000,000           0
WELLPOINT INC                 COM               94973V107    2,545     20,300 SH        SOLE               20,300
WELLPOINT INC                 COM               94973V107   14,309    114,150 SH        SHARED   1                    114,150
XILINX INC                    COM               983919101    3,503    119,849 SH        SOLE              119,849
XILINX INC                    COM               983919101   19,544    668,634 SH        SHARED   1                    668,634
YAHOO INC                     COM               984332106    1,820     53,690 SH        SOLE               53,690
YAHOO INC                     COM               984332106   10,159    299,690 SH        SHARED   1                    299,690


03974.0001 #567777